Label	Element	Value
(Allspring Municipal Fixed Income Funds) | (Allspring California Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	I. Principal Investment Strategy The section entitled “Fund Summary - Principal Investment Strategies” for the Fund is revised to remove the following sentence:
“The Fund is considered to be non-diversified.”
II. Principal Investment Risks The section entitled “Fund Summary - Principal Investment Risks” for the Fund is revised to remove the “Non-Diversification Risk”.